Equity Compensation Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Equity Compensation Plan

Note 7 – Equity Compensation Plan

On June 18, 2019, the Board of Directors and a majority of the Company’s shareholders, respectively, approved the 2019 Equity Compensation Plan (the “2019 Plan”). Under the 2019 Plan, 1,326,000 shares of Common Stock of the Company were authorized for issuance. The 2019 Plan provides for the issuance of incentive stock options, non-statutory stock options, rights to purchase Common Stock, stock appreciation rights, restricted stock, restricted stock, performance shares and performance units to employees, directors and consultants of the Company and its affiliates. The 2019 Plan requires the exercise price of stock options to be not less than the fair value of the Company’s Common Stock on the date of grant, or 110% of fair value in the case of incentive options granted to a ten-percent stockholder.

On March 11, 2020, the Company granted the following ten-year options to purchase shares of Common Stock at an exercise price of $1.50 per share to the Company’s then newly appointed Executive Chairman and Acting Chief Executive Officer under the 2019 Plan: (i) an option to purchase 965,850 shares of Common Stock that vests ratably on a monthly basis over two years and (ii) an option to purchase 321,950 shares of Common Stock that vests based on performance criteria to be mutually agreed to by the Board and the executive. The grant was reduced to 500,000 options, including 375,000 options and 125,000 options respectively under the two categories, due to limitations under the 2019 Plan. The terms of the 125,000 performance-based options were established in the quarter ended September 30, 2020. The terms of the performance-based options were met during the quarter ended March 31, 2021.

On May 26, 2020, the Board of Directors and a majority of the Company’s shareholders approved an amendment to the 2019 Plan to (i) increase the number of shares of Common Stock authorized for issuance under the 2019 Plan by 1,174,000 shares, such that a total of 2,500,000 shares of Common Stock are now authorized for issuance under the 2019 Plan; (ii) increase the maximum aggregate number of shares, options and/or other awards that may be granted to any one person during any calendar year from 500,000 to 1,300,000; and (iii) clarify the availability of cashless exercise as a form of consideration.

On July 16, 2020, the Company granted the following ten-year options to purchase shares of Common Stock at an exercise price of $1.50 per share to the Company’s then Executive Chairman and Acting Chief Executive Officer under the 2019 Plan: (i) an option to purchase 600,000 shares of Common Stock that vests ratably on a monthly basis over

On September 16, 2020, the Board of Directors and a majority of the Company’s shareholders approved an amendment to the 2019 Plan to increase the number of shares of Common Stock authorized for issuance under the 2019 Plan from 2,500,000 shares to 4,600,000 shares.

On September 22, 2020, the Company granted ten-year options to purchase shares 1,637,410 shares of Common Stock at an exercise price of $1.50 per share to the Company’s then Chairman and Chief Executive Officer under the 2019 Plan that vests ratably on a monthly basis over two years commencing March 11, 2022.

From June 1 to June 22, 2021, the Company granted five and ten-year options to purchase 388,246 shares of Common Stock at an exercise price of $2.90 to $3.93 per share to employees, an advisory board member and board members under the 2019 Plan that vest over two to five years.

On September 22, 2021, upon the resignation of our then Chief Executive Officer and Chairman, a total of 1,911,160 unvested options that he received on September 25, 2019, March 11, 2020, July 16, 2020 and September 22, 2020 were forfeited as of such date. On such date, the Company also provided the acceleration of 25,000 unvested stock options issued on September 25, 2019, which were to vest as of September 25, 2021. The impact of the modification of the stock option was not material.

The stock option activity from January 1, 2021 through September 30, 2021 is as follows:

	Shares	Weighted-Average Exercise Price per share	Weighted-Average Remaining Contractual Life (years)

Balance, January 1, 2021	3,257,410	$1.50	9.0
Options granted	388,246	3.69	9.4
Options exercised	(45,625)	1.50	—
Options converted	—	—	—
Options forfeited or expired	(1,911,160)	1.50	—
Balance, September 30, 2021	1,688,871	$2.00	7.5
Vested shares at September 30, 2021	983,667	1.50	8.1

The Company has estimated the fair value of all stock option awards as of the date of grant by applying the Black-Scholes option-pricing model. In applying the Black-Scholes option pricing model, the Company used the following assumptions for 2021 and 2020 issuances:

Risk-free interest rate	1.1%		1.75%
Expected term	7.5 years		10 years
Expected volatility	81%		78%
Expected dividends	0		0.00%
Grant date fair value of common stock	$2.45	/share	$1.50	/share

During the nine months ended September 30, 2021, the Company recognized stock-based compensation expense related to stock options of approximately $1,123,000 ($1,023,000 of which was included within general and administrative expenses, $69,000 of which was included in research and development expenses and $31,000 of which was included within cost of revenues on the consolidated statements of operations). During the nine months ended September 30, 2020, the Company recognized stock-based compensation expense related to stock options of approximately $329,000 ($198,000 of which was included within general and administrative expenses, $70,000 of which was included in research and development expenses and $61,000 of which was included within cost of revenues on the consolidated statements of operations).

During the three months ended September 30, 2021, the Company recognized stock-based compensation expense related to stock options of approximately $221,000 ($192,000 of which was included within general and administrative expenses, $27,000 of which was included in research and development expenses and $2,000 of which was included within cost of revenues on the consolidated statements of operations). During the three months ended September 30, 2020, the Company recognized stock-based compensation expense related to stock options of approximately $180,000 ($101,000 of which was included within general and administrative expenses, $36,000 of which was included in research and development expenses and $43,000 of which was included within cost of revenues on the consolidated statements of operations).

As of September 30, 2021, there was unamortized stock-based compensation of approximately $1,300,000 which the Company expects to recognize over 1.7 years. At September 30, 2021, the intrinsic value of outstanding and vested stock options was approximately $547,000 and $413,000, respectively.

Note 8 – Equity Compensation Plan

On June 18, 2019, the Board of Directors and a majority of the Company’s shareholders, respectively, approved the 2019 Equity Compensation Plan (the “2019 Plan”). Under the 2019 Plan, 1,326,000 shares of Common Stock of the Company were authorized for issuance. On September 16, 2020 the Board of Directors and a majority of the Company’s shareholders approved an increase in the Plan to authorize 4,600,000 shares. The 2019 Plan provides for the issuance of incentive stock options, non-statutory stock options, rights to purchase Common Stock, stock appreciation rights, restricted stock, restricted stock, performance shares and performance units to employees, directors and consultants of the Company and its affiliates. The 2019 Plan requires the exercise price of stock options to be not less than the fair value of the Company’s Common Stock on the date of grant, or 110% of fair value in the case of incentive options granted to a ten-percent stockholder.

On September 25, 2019 and November 5, 2019, the Company granted ten-year options to purchase an aggregate of 350,000 shares of Common Stock at an exercise price of $1.50 per share to non-employee directors and consultants of the Company. Such options vest one-half on each of the two annual anniversaries of the date of grant.

On November 5, 2019, the Company granted five-year options to purchase an aggregate of 240,000 shares of Common Stock at an exercise price of $1.50 per share to employees. Such options vest ratably over three years on each annual anniversary of the date of grant.

On March 11, 2020, the Company granted the following ten-year options to purchase shares of Common Stock at an exercise price of $1.50 per share to the Company’s newly appointed Executive Chairman and Acting Chief Executive Officer under the 2019 Plan: (i) an option to purchase 965,850 shares of Common Stock that vests ratably on a monthly basis over two years and (ii) an option to purchase 321,950 shares of Common Stock that vests based on performance criteria to be mutually agreed to by the Board and the executive. The grant was reduced to 500,000 options, including 375,000 options and 125,000 options respectively under the two categories, due to limitations under the 2019 Plan. The terms of the 125,000 performance-based options were established in the quarter ended September 30, 2020.

On May 26, 2020, the Board of Directors and a majority of the Company’s shareholders approved an amendment to the 2019 Plan to (i) increase the number of shares of Common Stock authorized for issuance under the 2019 Plan by 1,174,000 shares, such that a total of 2,500,000 shares of Common Stock are now authorized for issuance under the 2019 Plan; (ii) increase the maximum aggregate number of shares, options and/or other awards that may be granted to any one person during any calendar year from 500,000 to 1,300,000; and (iii) clarify the availability of cashless exercise as a form of consideration.

On July 16, 2020, the Company granted the following ten-year options to purchase shares of Common Stock at an exercise price of $1.50 per share to the Company’s Executive Chairman and Acting Chief Executive Officer under the 2019 Plan: (i) an option to purchase 600,000 shares of Common Stock that vests ratably on a monthly basis over one year and (ii) an option to purchase 200,000 shares of Common Stock that vests based on specified performance criteria.

On September 16, 2020, the Board of Directors and a majority of the Company’s shareholders approved an amendment to the 2019 Plan to increase the number of shares of Common Stock authorized for issuance under the 2019 Plan from 2,500,000 shares to 4,600,000 shares.

On September 22, 2020, the Company granted a ten-year options to purchase shares 1,637,410 shares of Common Stock at an exercise price of $1.50 per share to the Company’s Chairman and Chief Executive Officer under the 2019 Plan that vests ratably on a monthly basis over two years commencing March 11, 2022.

The Chairman and Chief Executive Officer, received $10.00 cash compensation in 2020. Starting January 1, 2021, he receives a cash compensation of $1.00 per month.

The following table summarizes the stock option activity for the years ended December 31, 2020 and 2019:

	Shares	Weighted- Average Exercise Price per share	Weighted-Average Remaining Contractual Life (years)

Balance, January 1, 2019	—	—	—
Options granted	590,000	$1.50	7.8
Balance, January 1, 2020	590,000	1.50	7.8
Options granted (1)	2,937,410	1.50	9.5
Options exercised	(270,000)	1.50	—
Options converted	—	—	—
Options forfeited or expired	—	—	—
Balance, December 31, 2020 (1)	3,257,410	$1.50	9.1
Vested shares at December 31, 2020	196,208	1.50	8.9

(1)	Includes the 325,000 options exercisable at $1.50 which vest based upon performance criteria. The criteria was not met as of December 31, 2020 and, as such, the Company did not recognized any expense for such options through December 31, 2020.

The Company has estimated the fair value of fixed stock option awards as of the date of grant by applying the Black-Scholes option-pricing model. In applying the Black-Scholes option pricing model, the Company used the following assumptions for 2020 and 2019 issuances:

	2020	2019
Risk-free interest rate	0.62 -1.75%	1.60% to 1.72%
Expected term	10 years	3.5 -5.75 years
Expected volatility	78%	77 – 79%
Expected dividends	0.00%	0.00%
Grant date fair value of common stock	$1.50/share	$1.50/share

During the years ended December 30, 2020 and 2019, the Company granted options with a weighted average grant date fair value of $1.20 and $0.93 per share, respectively.

During the year ended December 31, 2020, the Company recognized stock-based compensation expense related to stock options of approximately $623,000 ($420,000 of which was included within general and administrative expenses, $67,000 of which was included in research and development expenses, $13,000 of which was included in deferred costs and $123,000 of which was included within cost of revenues). The criteria of the performance-based awards were not met as of December 31, 2020, and therefore no expense has been recognized for such awards. As of December 31, 2020, there was unamortized stock-based compensation of approximately $3,300,000, which the Company expects to recognize over 1.6 years.

During the year ended December 31, 2019, the Company recognized stock-based compensation expense of approximately $62,000 ($47,000 of which was included within general and administrative expenses, $9,000 of which was included within cost of revenues on the consolidated statements of operations and $7,000 of which was included within deferred expenses as of December 31, 2019 on the consolidated balance sheet).